SHARE-BASED PAYMENTS - Restricted share units (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2020 CAD ($) EquityInstruments $ / shares	Dec. 31, 2019 CAD ($) EquityInstruments $ / shares	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($)
Share-based payment transaction
Exercisable at end of period			1
Additional consideration to acquire common share | $			$ 0
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1	8,512,000	7,626,000
Granted	3,106,000	5,740,000
Redeemed	(4,199,000)	(3,888,000)
Forfeited	(944,000)	(966,000)
Outstanding at end of period	6,475,000	8,512,000
Balance at January 1 | $	$ 4.68	$ 4.88
Granted | $ / shares	$ 7.42	$ 4.56
Redeemed | $ / shares	4.78	4.86
Forfeited | $ / shares	$ 5.17	$ 4.81
Outstanding at end of period | $	$ 5.86	$ 4.68
Liability recognized in respect of cash settled RSUs | $			$ 17,600,000	$ 13,900,000